SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	Aug. 31, 2024	May 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Negative working capital	$ 6,235,552
Accumulated deficit	$ 15,068,430	$ 14,863,486